Discontinued Operations (Carrying Amount of Accrual) (Details) - Energy-from-Waste [Member] $ in Millions	12 Months Ended
Sep. 30, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax	$ 945.7
Noncash expenses	(913.5)
Cash expenditures	(18.6)
Currency translation adjustment	(1.4)
Accrual for actions to dispose of business	12.2
Asset Impariment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax	913.5
Noncash expenses	(913.5)
Cash expenditures	0.0
Currency translation adjustment	0.0
Accrual for actions to dispose of business	0.0
Contract Actions/Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax	32.2
Noncash expenses	0.0
Cash expenditures	(18.6)
Currency translation adjustment	(1.4)
Accrual for actions to dispose of business	$ 12.2